Cash and Cash Equivalents - Adjustments for non-cash items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Adjustments to reconcile profit (loss) [abstract]
Income taxes	$ (1,557)	$ (825)	$ (735)
Tax credit schemes accounted for as grants	(510)
Depreciation and amortization	105	81	74
Interest income		(9)	(2)
Interest expense	30	39	15
Share-based compensation expenses	3,408	2,362	2,069
Change in fair value of convertible debt instruments		1,183	684
Other adjustments, primarily exchange rate adjustments	107	114	18
Total adjustments for non-cash items	$ 1,583	$ 2,945	$ 2,123